General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Professional fees (legal and accounting)	$ 1,070	$ 1,023	$ 854
Directors fees and expenses	781	802	759
Listing fees and expenses	128	181	101
Miscellaneous	2,585	2,073	1,563
Total	23,763	21,802	22,498
Related party
Management fees – related parties	$ 19,199	$ 17,723	$ 19,221